UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund
Schedule of Investments
September 30, 2008
(Unaudited)

Common Stocks - 95.85%	Shares	Value

Accident & Health Insurance - 3.20%
AFLAC, Inc.	17,400	$ 1,022,250

Beverages - 3.45%
PepsiCo, Inc.	15,475	1,102,903

Books: Publishing or Publishing and Printing - 2.40%
McGraw-Hill Companies, Inc. / The	24,200	764,962

Computer & Office Equipment - 3.63%
International Business Machines Corp.	9,900	1,157,904

Construction, Mining & Materials Handling Machinery & Equipment - 2.80%
Dover Corp.	22,075	895,141

Drilling Oil & Gas Wells - 1.39%
Helmerich & Payne, Inc.	10,265	443,345

Electronic & Other Electrical Equipment - 3.21%
General Electric Co.	40,250	1,026,375

Financial Services - 2.61%
American Capital Strategies, Ltd.	32,650	832,902

Footwear (No Rubber) - 2.98%
Wolverine World Wide, Inc.	35,950	951,597

Insurance Agents, Brokers & Service- 3.64%
Arthur J. Gallagher & Co.	45,350	1,163,681

Miscellaneous Food Preparations & Kindred Products - 3.57%
McCormick & Co., Inc.	29,675	1,141,004

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.72%
Valspar Corp. / The	53,350	1,189,171

Perfumes, Cosmetics & Other Toilet Preparations - 3.41%
Colgate-Palmolive Co.	14,475	1,090,691

Periodicals: Publishing or Publishing and Printing - 2.07%
Meredith Corp.	23,550	660,578

Petroleum Refining - 7.55%
Chevron Corp.	11,545	952,232
Exxon Mobil Corp.	12,575	976,575
Holly Corp.	16,700	482,964
		2,411,771

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Common Stocks - 95.85% - continued	Shares	Value

Pharmaceutical Preparations - 6.76%
Abbott Laboratories	19,200	$ 1,105,536
Johnson & Johnson	15,225	1,054,788
		2,160,324

Retail - Drug Stores and Proprietary Stores - 2.96%
Walgreen Co.	30,575	946,602

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.72%
T Rowe Price Group, Inc.	22,150	1,189,676

Semiconductors & Related Devices - 3.10%
Linear Technology Corp.	32,275	989,552

Services - Computer Processing & Data Preparation - 3.57%
Automatic Data Processing, Inc.	26,700	1,141,425

Ship & Boat Building & Repairing - 3.12%
General Dynamics Corp.	13,550	997,551

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.57%
Procter & Gamble Company / The	16,350	1,139,431

State Commercial Banks - 3.48%
Northern Trust Corp.	15,375	1,110,075

Surgical & Medical Instruments & Apparatus - 3.55%
Stryker Corp.	18,200	1,133,860

Telephone Communications - 2.59%
AT&T, Inc.	29,650	827,828

Wholesale - Durable Goods - 3.77%
W.W. Grainger, Inc.	13,850	1,204,534

Wholesale - Groceries & Related Products - 2.90%
Sysco Corp.	30,050	926,442

Wholesale - Motor Vehicle Supplies & New Parts - 3.13%
Genuine Parts Co.	24,850	999,218

TOTAL COMMON STOCKS (Cost $29,047,275)		30,620,793

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

	Shares	Value

Money Market Securities - 2.04%
Huntington Money Market Fund - Trust Shares, 1.24% (a)	651,390	$ 651,390

TOTAL MONEY MARKET SECURITIES (Cost $651,390)		651,390

TOTAL INVESTMENTS (Cost $29,698,665) - 97.89%		31,272,183

Other assets less liabilities - 2.11%		674,448

TOTAL NET ASSETS - 100.00%		$ 31,946,631

(a) Variable rate security; the money market rate shown represents the rate at September 30, 2008.

Tax Related
Unrealized appreciation	$ 4,149,820
Unrealized depreciation	(2,576,302)
Net unrealized appreciation	$ 1,573,518

Aggregate cost of securities for income tax purposes	$ 29,698,665

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments
September 30, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

           Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

 Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Crawford Dividend Growth Fund
Related Notes to the Schedule of Investments – continued
September 30, 2008
(Unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 31,272,183	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 31,272,183	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

GJMB Growth Fund
Schedule of Investments
September 30, 2008
(Unaudited)

Common Stocks - 90.68%	Shares	Value

Beverages - 4.51%
Coca-Cola Co. / The	8,000	$ 423,040

Computer Communications Equipment - 4.80%
Cisco Systems, Inc. (a)	20,000	451,200

Converted Paper & Paperboard Products - 4.49%
Kimberly-Clark Corp.	6,500	421,460

Electromedical & Electrotherapeutic Apparatus - 2.67%
Medtronic, Inc.	5,000	250,500

Electronic & Other Electrical Equipment - 6.84%
Emerson Electric Co.	7,000	285,530
General Electric Co.	14,000	357,000
		642,530

Petroleum Refining - 8.64%
BP plc (b)	5,500	275,935
Chevron Corp.	2,500	206,200
ConocoPhillips	4,500	329,625
		811,760

Pharmaceutical Preparations - 15.93%
Abbott Laboratories	9,000	518,220
Johnson & Johnson	7,500	519,600
Teva Pharmaceutical Industries Ltd. (b)	10,000	457,900
		1,495,720

Retail - Drug Stores and Proprietary Stores - 2.80%
Walgreen Co.	8,500	263,160

Retail - Variety Stores - 3.66%
Target Corp.	7,000	343,350

Semiconductors & Related Devices - 4.39%
Intel Corp.	22,000	412,060

Services - Computer Programming, Data Processing, Etc. - 2.13%
Google, Inc. - Class A (a)	500	200,260

Services - Miscellaneous Amusement & Recreation - 4.25%
Walt Disney Co. / The	13,000	398,970

Services - Prepackaged Software - 5.83%
Microsoft Corp.	20,500	547,145

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 5.20%
Procter & Gamble Co. / The	7,000	487,830

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Common Stocks - 90.68% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 4.36%
3M Co.	6,000	$ 409,860

Telephone Communications - 2.56%
Verizon Communications, Inc.	7,500	240,675

Trucking & Courier Services (No Air) - 3.35%
United Parcel Service, Inc. - Class B	5,000	314,450

Wholesale - Groceries & Related Products - 4.27%
Sysco Corp.	13,000	400,790

TOTAL COMMON STOCKS (Cost $8,312,611)		8,514,760

	Principal
	Amount
U.S. Government Securities - 9.03%
U.S. Treasury Bill (c), 0.31%, 10/30/2008	$ 400,000	399,852
U.S. Treasury Bill (c), 1.04%, 02/05/2009	450,000	448,344

TOTAL U.S. GOVERNMENT SECURITIES (Cost $846,467)		848,196

	Shares
Money Market Securities - 0.80%
Huntington Money Market Fund - Trust Shares, 1.24% (d)	75,053	75,053

TOTAL MONEY MARKET SECURITIES (Cost $75,053)		75,053

TOTAL INVESTMENTS (Cost $9,234,131) - 100.51%		9,438,009

Liabilities in excess of other assets - (0.51)%		(47,635)

TOTAL NET ASSETS - 100.00%		$ 9,390,374

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Discount note; the rate shown represents the yield at September 30, 2008.
(d) Variable rate security; the money market rate shown represents the rate at September 30, 2008.

Tax Related
Unrealized appreciation	$ 714,134
Unrealized depreciation	(510,256)
Net unrealized appreciation	$ 203,878

Aggregate cost of securities for income tax purposes	$ 9,234,131

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund

Related Notes to the Schedule of Investments
September 30, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

           Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

 Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

GJMB Growth Fund
Related Notes to the Schedule of Investments – continued
September 30, 2008
(Unaudited)

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 8,589,813	$ -
Level 2 – Other Significant Observable Inputs	$ 848,196	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 9,438,009	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

3 to 1 Diversified Equity Fund
Schedule of Investments
September 30, 2008
(Unaudited)

Common Stocks - 90.36%	Shares	Value

Aerospace/Defense Equipment - 0.36%
BBA Aviation PLC	82,000	$ 165,979

Agricultural Operations - 0.20%
Indofood Agri Resources Ltd. (a)	163,000	90,068

Airlines - 0.36%
Air France-KLM	7,400	166,264

Automobiles - 0.87%
Daimler AG	4,700	237,674
ISUZU MOTORS LTD.	60,000	160,505
		398,179

Banks - 4.37%
Banco Popolare Societa Cooperativa	14,700	224,867
Banco Santander SA	17,300	255,162
Bank Sarasin & Cie AG - Class B	3,900	148,689
Julius Baer Holding AG (a)	3,600	174,654
National Bank of Greece S.A.	6,900	271,386
Raiffeisen International Bank-Holding AG (a)	2,900	203,558
Societe Generale	4,500	391,909
Sumitomo Mitsui Financial Group, Inc.	17	100,881
UniCredit SpA	63,600	232,056
		2,003,162

Batteries/Battery Systems - 0.79%
Energizer Holdings, Inc. (a)	3,170	255,343
Saft Groupe S.A. (a)	2,700	106,043
		361,386

Chemicals - 1.45%
Albemarle Corp.	10,000	308,400
NewMarket Corp.	6,810	357,934
		666,334

Coal - 0.28%
Centennial Coal Company Ltd.	21,100	61,246
Macarthur Coal Ltd.	8,000	66,887
		128,133

Consumer Products - 1.72%
Knoll, Inc.	17,400	263,088
Procter & Gamble Co.	5,300	369,357
Whirlpool Corp.	2,000	158,580
		791,025

Construction - 0.68%
Astaldi S.p.A.	12,200	81,059
Cheung Kong (Holdings) Ltd.	21,000	233,276
		314,335

Diversified Conglomerates - 0.73%
Jardine Matheson Holdings Ltd.	12,800	332,800

Electric Power - 2.17%
AES Corp. (a)	26,240	306,746
Electricite de France (EDF)	3,000	214,644
International Power plc	25,200	162,217
SunPower Corp. - Class A (a)	4,410	312,801
		996,408

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Common Stocks - 90.36% - continued	Shares	Value

Electronics - 8.29%
Dell, Inc. (a)	29,745	$ 490,198
Emerson Electric Co.	10,090	411,571
General Cable Corp. (a)	10,320	367,702
General Electric Co.	30,295	772,522
IBIDEN CO, LTD.	2,800	65,671
International Business Machines Corp. (IBM)	10,380	1,214,045
Medtronic, Inc.	8,555	428,605
Raymarine PLC	27,300	52,951
		3,803,265

Finance - 2.89%
American Express Co.	19,110	677,067
AmeriCredit Corp. (a)	11,055	111,987
Daiwa Securities Group, Inc.	10,000	69,514
London Stock Exchange Group plc	7,300	112,104
Nasdaq OMX Group, Inc./The (a)	11,665	356,599
		1,327,271

Firearms - 0.46%
Sturm, Ruger & Co, Inc. (a)	30,600	212,364

Fisheries - 0.26%
Marine Harvest (a)	246,000	119,415

Food & Beverages - 2.96%
Coca-Cola Co./The	20,010	1,058,129
Lance, Inc.	13,300	301,777
		1,359,906

Gold, Platinum & Silver - 4.97%
Agnico-Eagle Mines Ltd.	9,700	534,179
Goldcorp, Inc.	13,650	431,749
Impala Platinum Holdings Ltd.	3,200	66,400
Newmont Mining Corp.	21,675	840,123
NovaGold Resources, Inc. (a)	35,970	234,165
Silver Wheaton Corp. (a)	21,070	171,720
		2,278,336

Hazardous Waste Management - 0.65%
Stericycle, Inc. (a)	5,035	296,612

Healthcare - 0.75%
Fresenius Medical Care AG & Co. (a)	3,100	159,376
Owens & Minor, Inc.	3,800	184,300
		343,676

Import/Export - 0.37%
ITOCHU Corporation	29,000	169,905

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Common Stocks - 90.36% - continued	Shares	Value

Insurance - 5.64%
Aioi Insurance Company, Ltd.	24,000	$ 115,066
Aksigorta AS	58,400	202,172
Alleghany Corp. (a)	796	290,540
Allianz SE	1,800	244,652
Fondiaria - Sai S.p.A.	13,200	219,907
Investors Title Co.	2,692	113,872
LandAmerica Financial Group, Inc. (a)	7,000	169,750
Markel Corp. (a)	650	228,475
Montpelier Re Holdings Ltd.	15,500	255,905
T&D Holdings, Inc.	1,250	64,287
White Mountains Insurance Group, Ltd.	815	382,846
Zurich Financial Services AG (a)	1,100	300,187
		2,587,659

Leisure & Entertainment - 3.84%
Carnival plc (a)	5,000	147,784
Cedar Fair, L.P.	10,850	224,703
City Developments Ltd.	8,000	49,185
MGM Mirage (a)	29,895	852,007
Sol Melia, S.A.	18,600	160,160
Wynn Resorts, Ltd.	4,010	327,376
		1,761,215

Machinery - 3.67%
Caterpillar, Inc.	11,275	671,990
Danieli S.p.A.	14,100	204,994
Deere & Co.	9,840	487,080
Kone Oyj - Class B	9,100	242,871
SUMITOMO HEAVY INDUSTRIES, LTD.	17,000	78,303
		1,685,238

Metals, Minerals & Mining - 4.23%
BHP Billiton Plc	8,200	183,707
Martin Marietta Materials, Inc.	1,700	190,366
Oilsands Quest, Inc. (a)	148,400	443,716
Orica Ltd.	4,600	76,014
Titanium Metals Corp.	53,530	607,030
Tredegar Corp.	12,300	218,817
Vulcan Materials Co.	3,000	223,500
		1,943,150

Petroleum & Natural Gas - 15.93%
Atwood Oceanics, Inc. (a)	6,950	252,980
Buckeye Partners, L.P.	3,900	144,651
Canadian Natural Resources Ltd.	9,095	622,644
Chesapeake Energy Corp.	15,970	572,684
Delta Petroleum Corp. (a)	19,955	270,989
Devon Energy Corp.	6,090	555,408
Enia SpA	14,800	137,314
KazMunaiGas Exploration Production (c)	14,700	227,850
Kinder Morgan Management, LLC (a)	4,651	228,829
McMoRan Exploration Co. (a)	15,240	360,274
Murphy Oil Corp.	11,125	713,557
Oilexco, Inc. (a)	9,300	91,408
Petroleo Brasileiro S.A. (b)	15,090	663,205
Royal Dutch Shell plc - Class A	10,600	305,191
Suncor Energy, Inc.	21,790	921,063
Tesoro Corp.	57,250	944,053
Total SA	3,700	221,304
Tullow Oil plc	5,800	73,588
		7,306,992

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Common Stocks - 90.36% - continued	Shares	Value

Pharmaceutical Preparations - 2.69%
Alnylam Pharmaceuticals, Inc. (a)	9,485	$ 274,591
Amylin Pharmaceuticals, Inc. (a)	16,975	343,234
Bristol-Myers Squibb Co.	17,575	366,439
Roche Holding AG	1,600	248,997
		1,233,261

Real Estate - 0.85%
Kerry Properties Ltd.	19,000	60,443
Mitsubishi Estate Company Ltd.	5,000	94,664
Tejon Ranch Co. (a)	6,330	235,160
		390,267

Restaurants - 1.34%
McDonald's Corp.	6,230	384,391
Whitbread PLC	12,300	231,568
		615,959

Retail - 5.54%
American Eagle Outfitters, Inc.	19,815	302,179
CarMax, Inc. (a)	11,100	155,400
Compagnie Financiere Richemont SA (a)	2,900	126,469
Delhaize Group	3,100	178,515
Inergy, L.P.	6,700	144,921
Macy's, Inc.	16,160	290,557
Nordstrom, Inc.	9,810	282,724
PriceSmart, Inc.	12,900	215,946
Wal-Mart Stores, Inc.	12,080	723,471
WH Smith PLC	18,300	122,766
		2,542,948

Semiconductors & Related Devices - 0.67%
Spansion, Inc. - Class A (a)	1	1
SUMCO CORP.	5,400	81,841
Suntech Power Holdings Co., Ltd. (a) (b)	6,260	224,546
		306,388

Services - 3.82%
Corrections Corporation of America (a)	11,500	285,775
IMS Health, Inc.	11,300	213,683
Korn/Ferry International (a)	13,500	240,570
L-1 Identity Solutions, Inc. (a)	12,895	197,036
Service Corporation International	29,000	242,440
WebMD Health Corp. - Class A (a)	10,475	311,527
Wesco Financial Corp.	735	262,395
		1,753,426

Steel - 0.43%
Citic Pacific Ltd.	16,000	45,953
Kloeckner & Co. SE (a)	1,400	32,842
Texas Industries, Inc.	2,900	118,494
		197,289

Telecommunications - 2.29%
Hutchison Telecommunications International Ltd.	117,000	132,907
Millicom International Cellular S.A.	2,000	137,340
Orascom Telecom Holding S.A.E. (c)	2,700	99,474
Singapore Telecommunications Ltd.	69,000	156,851
Telefonica S.A.	15,500	365,564
Telenor ASA (a)	12,900	156,660
		1,048,796

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Common Stocks - 90.36% - continued	Shares	Value

Television - 0.52%
Mediaset S.p.A.	11,100	$ 69,736
Modern Times Group MTG AB - Class B	4,800	169,000
		238,736

Tobacco Products - 1.27%
JAPAN TOBACCO, INC.	70	259,784
UST, Inc.	4,850	322,719
		582,503

Transportation - 2.05%
Alexander & Baldwin, Inc.	7,300	321,419
Brink's Co./The	2,670	162,923
Central Japan Railway Co.	29	271,794
Deutsche Post AG	8,800	183,689
		939,825

TOTAL COMMON STOCKS (Cost $45,550,318)		41,458,475

Real Estate Investment Trusts - 1.94%

First Industrial Realty Trust, Inc.	10,500	301,140
Hatteras Financial Corp.	11,200	259,840
UDR, Inc. (a)	12,500	326,875

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $871,177)		887,855

Exchange-Traded Funds - 1.24%

SPDR Gold Trust (a)	6,665	566,992

TOTAL EXCHANGE-TRADED FUNDS (Cost $605,585)		566,992

Money Market Securities - 1.91%

Huntington U.S. Treasury Money Market Fund -
Investment Shares, 0.18% (d)	877,820	877,820

TOTAL MONEY MARKET SECURITIES (Cost $877,820)		877,820

TOTAL INVESTMENTS (Cost $47,904,900) - 95.45%		$ 43,791,142

Other assets less liabilities - 4.55%		2,089,168

TOTAL NET ASSETS - 100.00%		$ 45,880,310

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Global Depositary Receipt.
(d) Variable Rate Security; the money market rate shown represents the rate at September 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Diversified Equity Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)

Diversification of Assets:	Percentage of
Net Assets
Australia	0.44%
Austria	0.44%
Belgium	0.39%
Bermuda	0.56%
Brazil	1.45%
Canada	7.52%
China	0.49%
Egypt	0.22%
Finland	0.53%
France	2.40%
Germany	1.87%
Greece	0.59%
Hong Kong	1.76%
Italy	2.55%
Japan	3.34%
Kazakhstan	0.50%
Luxembourg	0.30%
Netherlands	0.66%
Norway	0.60%
Singapore	0.65%
South Africa	0.14%
Spain	1.70%
Sweden	0.37%
Switzerland	2.18%
Turkey	0.44%
United Kingdom	2.73%
United States	57.48%
Exchange-Traded Funds	1.24%
Money Market Securities	1.91%
Total	95.45%
Other assets less liabilities	4.55%
Grand Total	100.00%

Tax Related

Unrealized appreciation	$ 316,792
Unrealized depreciation	(4,430,550)
Net unrealized depreciation	$ (4,113,758)
Aggregate cost of securities for income tax purposes	$ 47,904,900

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments
September 30, 2008
(Unaudited)

	Principal
Asset-Backed Security - 1.41%	Amount	Value

CNH Equipment Trust, Series 2008-B, Class A3, 4.780%,
07/16/2012 (a)	$ 100,000	$ 97,902

Merrill Auto Trust Securitization, 2008-1, Class A4A, 6.150%,
04/15/2015 (a)	105,000	102,149

USAA Auto Owner Trust, Series 2008-3, Class A4, 4.710%,
02/18/2014 (a)	100,000	96,511

TOTAL ASSET-BACKED SECURITY (Cost $304,964)		296,562

Corporate Bonds - 60.63%

Advanced Micro Devices, Inc., 7.750%, 11/01/2012	202,000	156,045
AES Corp., 7.750%, 10/15/2015	90,000	82,125
American Axle & Manufacturing, Inc., 7.875%, 03/01/2017	353,000	188,855
Amkor Technologies, Inc., 9.250%, 06/01/2016	327,000	276,315
Aventine Renewable Energy, Inc., 10.000%, 04/01/2017	433,000	231,655
Bank of America Corp., 5.750%, 12/01/2017	130,000	110,426
Bear Stearns Co., Inc., 6.400%, 10/02/2017	90,000	84,191
Boyd Gaming Corp., 6.750%, 04/15/2014	704,000	508,640
Brigham Exploration Co., 9.625%, 05/01/2014	324,000	272,160
Callon Petroleum Co., 9.750%, 12/08/2010	137,000	128,780
Capmark Financial Group, Inc., 5.875%, 05/10/2012	800,000	399,069
Caterpillar Financial Services Corp., 5.450%, 04/15/2018	15,000	13,444
Chesapeake Energy Corp., 6.500%, 08/15/2017	25,000	22,000
CIT Group, Inc., 3.375%, 04/01/2009	175,000	165,158
CIT Group, Inc., 5.000%, 02/01/2015	72,000	35,631
CIT Group, Inc., 5.000%, 02/13/2014	30,000	16,988
CIT Group, Inc., 5.125%, 09/30/2014	3,000	1,481
CIT Group, Inc., 5.400%, 01/30/2016	15,000	7,269
CIT Group, Inc., 5.650%, 02/13/2017	17,000	8,307
CIT Group, Inc., 5.800%, 10/01/2036	15,000	6,871
CIT Group, Inc., 5.850%, 09/15/2016	3,000	1,457
Citigroup, Inc., 6.500%, 08/19/2013	105,000	93,415
Clayton William Energy, Inc., 7.750%, 08/01/2013	293,000	257,840
Colonial Realty L.P., 5.500%, 10/01/2015	60,000	51,233
Comcast Corp., 6.950%, 08/15/2037	124,000	105,814
Cox Communications, Inc., 6.750%, 03/15/2011	45,000	45,736
Crane Co., 6.550%, 11/15/2036	60,000	54,816
Cricket Communications, Inc., 9.375%, 11/01/2014	460,000	430,100
Dean Foods Co., 7.000%, 06/01/2016	65,000	56,875
Dr. Pepper Snapple Group, 6.820%, 05/01/2018 (b)	44,000	42,545
Dune Energy, Inc., 10.500%, 06/01/2012	371,000	280,105
Embarq Corp., 7.995%, 06/01/2036	145,000	103,727
Equifax, Inc., 7.000%, 07/01/2037	45,000	38,059
Fiserv, Inc., 6.125%, 11/20/2012	60,000	58,232
Florida Power & Light, 4.950%, 06/01/2035	25,000	20,135
Ford Motor Co., 7.450%, 07/16/2031	50,000	21,750
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	819,000	503,789
Freescale Semiconductor, 10.125%, 12/15/2016	90,000	58,050
Frontier Communications Corp., 7.875%, 01/15/2027	55,000	41,525
Gaylord Entertainment Co., 8.000%, 11/15/2013	455,000	398,125
General Electric Capital Corp., 5.625%, 09/15/2017	220,000	189,132
Georgia-Pacific LLC, 8.875%, 05/15/2031	125,000	109,375
GMAC LLC, 6.000%, 12/15/2011	30,000	13,347
GMAC LLC, 6.625%, 05/15/2012	120,000	50,837
GMAC LLC, 7.250%, 03/02/2011	777,000	367,735
GMAC LLC, 8.000%, 11/01/2031	50,000	18,868
Goldman Sachs Group, Inc., 6.150%, 04/01/2018	120,000	120,000
HCA, Inc., 7.500%, 12/15/2023	25,000	18,408
Heinz (H.J.) Co., 5.350%, 07/15/2013	105,000	103,105
Hospira, Inc., 6.050%, 03/30/2017	20,000	19,100
HSBC Finance Corp., 7.000%, 05/15/2012	40,000	38,902
ICAHN Enterprises, 7.125%, 02/15/2013	350,000	269,500
International Lease Finance Corp., 5.000%, 04/15/2010	30,000	22,230
International Lease Finance Corp., 5.550%, 09/05/2012	5,000	3,680
International Lease Finance Corp., 6.375%, 03/25/2013	15,000	9,481
Ipalco Enterprises, Inc., 7.250%, 04/01/2016 (b)	35,000	33,600
ISTAR Financial, Inc., 3.164%, 03/09/2010 (a)	720,000	479,097
ISTAR Financial, Inc., 6.000%, 12/15/2010	35,000	20,922
JPMorgan Chase & Co., 6.000%, 01/15/2018	65,000	59,374
Kraft Foods, Inc., 6.875%, 02/01/2038	50,000	46,059
Landry's Restaurants, Inc., 9.500%, 12/15/2014	467,000	424,970
Lender Processing Services, 8.125%, 07/01/2016 (b)	35,000	34,300
Level 3 Financing, Inc., 9.250%, 11/01/2014	577,000	438,520

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)
	Principal
Corporate Bonds - 60.63% - continued	Amount	Value

M/I Homes, Inc., 6.875%, 04/01/2012	$ 85,000	$ 68,425
Medco Health Solutions, Inc., 7.250%, 08/15/2013	35,000	37,145
Merrill Lynch & Co., 5.450%, 02/05/2013	70,000	63,117
Merrill Lynch & Co., 6.875%, 04/25/2018	110,000	97,486
MetroPCS Wireless, Inc., 9.250%, 11/01/2014	557,000	523,580
MGM Mirage, Inc., 7.625%, 01/15/2017	376,000	272,600
Mobile Mini, Inc., 6.875%, 05/01/2015	321,000	280,875
Morgan Stanley, 4.250%, 05/15/2010	65,000	52,844
Morgan Stanley, 5.550%, 04/27/2017	35,000	21,730
Morgan Stanley, 6.625%, 04/01/2018	30,000	19,884
Motorola, Inc., 6.500%, 09/01/2025	10,000	7,689
Motorola, Inc., 6.625%, 11/15/2037	10,000	7,309
NGPL Pipeco LLC, 6.514%, 12/15/2012 (b)	65,000	65,164
Owens Corning, Inc., 7.000%, 12/01/2036	40,000	32,241
Qwest Corp., 6.875%, 09/15/2033	30,000	20,325
Qwest Corp., 7.200%, 11/10/2026	170,000	125,800
Reynolds American, Inc., 7.250%, 06/15/2037	70,000	67,183
Six Flags, Inc., 9.750%, 04/15/2013	411,000	240,435
SLM Corp., 5.000%, 10/01/2013	50,000	31,031
SLM Corp., 5.375%, 05/15/2014	10,000	6,203
SLM Corp., 8.450%, 06/15/2018	50,000	34,035
Southern California Edison, 7.625%, 01/15/2010	35,000	36,364
Sprint Capital Corp., 6.875%, 11/15/2028	145,000	97,363
Steel Dynamics, Inc., 7.375%, 11/01/2012 (b)	40,000	36,800
Tenet Healthcare Corp., 9.875%, 07/01/2014	535,000	524,300
Teppco Partners L.P., 7.550%, 04/15/2038	45,000	40,025
Time Warner, Inc., 6.500%, 11/15/2036	60,000	45,584
Trump Entertainment Resorts, 8.500%, 06/01/2015	867,000	359,805
Unisys Corp., 12.500%, 01/15/2016	81,000	77,355
United Refining Co., 10.500%, 08/15/2012	223,000	192,895
United Rentals North America, Inc., 6.500%, 02/15/2012	345,000	289,800
US Concrete, Inc., 8.375%, 04/01/2014	399,000	313,215
US Steel Corp., 6.650%, 06/01/2037	40,000	29,764
USG Corp., 6.300%, 11/15/2016	55,000	41,800
Verasun Energy Corp., 9.875%, 12/15/2012 (c)	297,000	215,325
Willis North America, Inc., 6.200%, 03/28/2017	30,000	26,125
Xerox Corp., 6.350%, 05/15/2018	110,000	100,726
XTO Energy, Inc., 6.375%, 06/15/2038	60,000	49,018

TOTAL CORPORATE BONDS (Cost $15,113,978)		12,800,596

Convertible Corporate Bonds - 0.99%

JA Solar Holdings Co. Ltd., 4.500%, 05/15/2013	246,000	179,888
Nektar Therapeutics, 3.250%, 09/28/2012	56,000	28,490

*See accompanying notes which are an integral part of these financial statements.

TOTAL CONVERTIBLE CORPORATE BOND (Cost $260,995)		208,378

Foreign Bonds - 5.98%

Enersis S.A. 7.375%, 01/15/2014	40,000	40,435
HKCG Finance LTD, 6.250%, 08/07/2018 (b)	100,000	98,548
Inter-American Development Bank, 1.900%, 07/08/2009	30,000,000	284,978
KFW Bankengruppe, 2.050%, 09/21/2009	28,000,000	266,594
Nortel Networks Ltd., 10.125%, 07/15/2013	70,000	44,975
OeKB-Oesterreichische Kontrollbank, 1.800%, 03/22/2010	24,000,000	229,115
Republic of Indonesia, 7.750%, 01/17/2038 (b)	100,000	90,500
Telecom Italia Capital S.p.A., 7.721%, 06/04/2038	120,000	99,499
True Move Co. Ltd., 10.750%, 12/16/2013 (b)	100,000	68,000
Weatherford International Ltd., 6.500%, 08/01/2036	45,000	38,906

TOTAL FOREIGN BONDS (Cost $1,358,910)		1,261,550

Mortgage-Backed Securities - 21.15%

Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A2B, 5.205%, 12/11/2049 (a)	40,000	37,247
Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD4, Class A4, 5.322%, 12/11/2049 (a)	60,000	50,219
Commercial Mortgage Pass-Through Certificate, Series 2006-C7, Class A4, 5.770%, 06/10/2046 (a)	50,000	45,287
Credit Suisse Mortgage Capital Certificate, Series 2007-C5, Class A4, 5.695%, 07/15/2017 (a)	100,000	84,877
Credit Suisse Mortgage Capital Certificate, Series 2008-C1, Class A3, 6.219%, 09/15/2017 (a)	65,000	57,343
Fannie Mae, Pool #899945, 5.500%, 12/01/2037	446,919	446,132
Fannie Mae, Pool #899999, 5.500%, 10/01/2022	216,748	218,736
Fannie Mae, Pool #949440, 5.000%, 05/01/2023	225,112	223,778
Fannie Mae, Pool #969968, 5.000%, 04/01/2038	179,071	174,629

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Strategic Income Fund
Schedule of Investments - continued
September 30, 2008
(Unaudited)
	Principal
Mortgage-Backed Securities - 21.15% - continued	Amount	Value

Fannie Mae, Pool #810747, 6.000%, 01/01/2035	$ 125,253	$ 127,284
Fannie Mae, Pool #938605, 6.000%, 05/01/2022	215,163	219,422
Fannie Mae, Pool #888478, 6.000%, 07/01/2037	96,805	98,178
Fannie Mae, Pool #940807, 6.000%, 07/01/2037	96,699	98,065
Fannie Mae, Pool #888890, 6.500%, 10/01/2037	96,487	99,062
Fannie Mae, Pool #960470, 6.500%, 12/01/2037	117,460	120,588
Freddie Mac, Pool #G04282, 5.000%, 05/01/2038	282,224	275,135
Ginnie Mae, Pool #685839, 5.000%, 04/15/2038	326,565	320,738
Ginnie Mae, Pool #631471, 5.000%, 05/15/2038	323,566	317,793
Ginnie Mae, Pool #679384, 5.000%, 05/15/2038	169,114	166,097
Ginnie Mae, Pool #682758, 5.500%, 01/15/2038	458,089	459,325
Ginnie Mae, Pool #658297, 5.500%, 02/15/2037	211,406	211,976
Ginnie Mae, Pool #782167, 6.000%, 06/15/2037	254,537	258,541
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039 (a)	50,000	44,329
JP Morgan Chase Commercial Mortgage, Series 2007-LDPX, Class A3, 5.420%, 01/15/2049 (a)	100,000	83,293
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 07/15/2030 (a)	100,000	95,227
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 09/15/2039 (a)	50,000	43,858
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.880%, 06/15/2038 (a)	50,000	45,765
Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041 (a)	50,000	43,624

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,530,348)		4,466,548

U.S Government Securities - 6.59%

Fannie Mae, 5.000%, 02/13/2017	370,000	378,843
U.S. Treasury Bond, 2.375%, 01/15/2025	559,451	540,788
U.S. Treasury Bond, 4.375%, 02/15/2038	190,000	191,811
U.S. Treasury Bond, 5.375%, 02/15/2031	70,000	79,335
U.S. Treasury Note, 2.125%, 04/30/2010	90,000	90,457
U.S. Treasury Note, 3.125%, 08/31/2013	110,000	110,877

TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,395,325)		1,392,111

Preferred Stock - 0.15%	Shares

Fannie Mae, 6.750%	18,000	32,400

TOTAL PREFERRED STOCK (Cost $76,920)		32,400

Money Market Securities - 1.06%

Huntington U.S. Treasury Money Market Fund - Investment
Shares, 0.18% (d)	224,421	224,421

*See accompanying notes which are an integral part of these financial statements.

TOTAL MONEY MARKET SECURITIES (Cost $224,421)	224,421

TOTAL INVESTMENTS (Cost $23,265,861) - 97.96%	$ 20,682,566

Other assets less liabilities - 2.04%	431,578

TOTAL NET ASSETS - 100.00%	$ 21,114,144

(a) Variable Rate Security; the rate shown represents the rate at September 30, 2008.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional investors. The total value of these securities amounted to $469,457 (2.22%
of net assets) at September 30, 2008.
(c) In default.
(d) Variable Rate Security; the money market rate shown represents the rate at September 30, 2008.

Tax Related
Unrealized appreciation	$ 23,368
Unrealized depreciation	(2,606,663)
Net unrealized depreciation	(2,583,295)

Aggregate cost of securities for income tax purposes	$ 23,265,861

*See accompanying notes which are an integral part of these financial statements.

3 to 1 Funds

Related Notes to the Schedule of Investments

September 30, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds a Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 10, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

 Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Diversified Equity Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 43,791,142	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 43,791,142	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period. The following is a summary of the inputs used to value the Strategic Income Fund’s assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 256,821	$ -
Level 2 – Other Significant Observable Inputs	$ 20,425,745	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 20,682,566	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 25, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 12/01/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 12/01/2008

By Chris Kashmerick

Chris Kashmerick, Treasurer

Date: 12/01/08